Statements Of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss)/income for the year	$ (137.4)	$ 560.5	$ (324.7)
Other comprehensive income/(loss):
Unrealized gains/(losses) on investment securities	17.5	(1.5)	(2.8)
Unrealized loss on defined benefit pension plans	(24.7)	(3.9)	(4.1)
Currency translation adjustments		11.1	(0.1)
Other comprehensive (loss)/income	(7.2)	5.7	(7.0)
Total comprehensive (loss)/income	(144.6)	566.2	(331.7)
Total comprehensive (loss)/income arises from:
Continuing operations	(379.9)	(447.8)	(568.3)
Discontinued operations	235.3	1,014.0	236.6
Total comprehensive (loss)/income	$ (144.6)	$ 566.2	$ (331.7)